Fair Value Measurements (Notes)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
24.  Fair Value Measurements
Asset and liability fair value measurements have been categorized based upon the fair value hierarchy described below:
Level 1 – Valuation is based upon quoted market prices for identical instruments in active markets.
Level 2 – Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the assets or liabilities. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.
Recurring Fair Value Measurements
As of December 31, 2013 and 2012, assets and liabilities measured at fair value on a recurring basis including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Netting	Total
2013
Financial assets:
Available for sale securities:
Residential CMO securities - nonagency	$—	$1,109,271	$—	$—	$1,109,271
Asset-backed securities	—	3,086	—	—	3,086
Other	399	2,871	—	—	3,270
Total available for sale securities	399	1,115,228	—	—	1,115,627
Loans held for sale	—	613,459	58,912	—	672,371
Derivative financial instruments:
Derivative assets (Note 23)	—	24,020	8,427	(4,277)	28,170
Derivative liabilities (Note 23)	—	53,199	2,566	(40,367)	15,398

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Netting	Total
2012
Financial assets:
Available for sale securities:
Residential CMO securities - nonagency	$—	$1,611,775	$—	$—	$1,611,775
Asset-backed securities	—	7,526	—	—	7,526
Other	267	310	—	—	577
Total available for sale securities	267	1,619,611	—	—	1,619,878
Loans held for sale	—	1,452,236	—	—	1,452,236
Financial liabilities:
FDIC clawback liability	—	—	50,720	—	50,720
Derivative financial instruments:
Derivative assets (Note 23)	10,368	29,282	9,092	(15,481)	33,261
Derivative liabilities (Note 23)	2,121	128,946	—	(110,641)	20,426

Changes in assets and liabilities measured at level 3 fair value on a recurring basis for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	13,902
Issuances	—	—	(5,344)
Settlements	(1,032)	—	(33)
Transfers out of level 3	—	—	(269)
Gains (losses) included in earnings for the period	1,358	(4,006)	(8,665)
Balance, end of period	$15,462	$(43,317)	$8,540
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2011	$1,358	$(4,006)	$(8,378)
2012
Balance, beginning of period	$15,462	$(43,317)	$8,540
Settlements	(623)	—	—
Transfers out of level 3	(14,946)	—	—
Gains (losses) included in earnings for the period	107	(7,403)	552
Balance, end of period	$—	$(50,720)	$9,092
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2012	$107	$(7,403)	$552
2013
Balance, beginning of period	$—	$(50,720)	$9,092
Issuances	518,569	—	171,042
Transfers into level 3	—	—	6,628
Sales	(444,415)	—	—
Settlements	(7,410)	48,000	(112,993)
Gains (losses) included in earnings for the period	(7,832)	2,720	(67,908)
Balance, end of period	$58,912	$—	$5,861
Change in unrealized net gains (losses) included in net income related to assets and liabilities still held as of December 31, 2013	$(529)	$—	$(9,859)

(1)	Net realized and unrealized gains on loans held for sale are included in gain on sale of loans.

(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.

(3)	Net realized and unrealized gains (losses) on IRLCs are included in gain on sale of loans. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

The Company monitors the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the Company reports the transfer at the end of the reporting period.
On December 31, 2011, the Company transferred $269 of freestanding derivatives related to market-based deposits from level 3 to level 2 based upon increased observed activity levels in relevant commodity and metal option markets.
The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a recurring basis at December 31, 2013 and 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
2013				Min.		Max.	Weighted Avg.
Indemnification asset	$7,531	Discounted cash flow	Discount Rate	4.35%	-	4.35%	4.35%
			Reinstatement rate	0.00%	-	68.98%	23.61%	(2)
			Loss duration (in months)	9	-	100	36	(2)
			Loss severity	(4.96)%	-	19.70%	6.54%	(2)
IRLCs, net	$(1,670)	Discounted cash flow	Loan closing ratio	0.00%	-	99.00%	79.74%	(3)
Loans held for sale	$58,912	Discounted cash flow	Cost of funds	2.81%	-	3.75%	3.45%
			Prepayment rate	4.68%	-	14.78%	7.58%
			Default rate	0.00%	-	2.25%	0.18%
			Weighted average life (in years)	5.05	-	10.74	8.25
			Cumulative loss	0.00%	-	0.61%	0.04%
			Loss severity	0.00%	-	27.20%	19.68%
2012
FDIC clawback liability	$50,720	Discounted cash flow	Servicing cost	$6,790	-	$14,558	N/A	(1)
Indemnification asset	9,092	Discounted cash flow	Reinstatement rate	3.82%	-	79.54%	24.53%	(2)
			Loss duration (in months)	8	-	50	30	(2)
			Loss severity	2.42%	-	11.33%	6.23%	(2)

(1)
The range represents the sum of the highest and lowest servicing cost values for all tranches that are used in our valuation process. The servicing cost represents 1% of projected unpaid principal balance (UPB) of the underlying loans.

(2)	The range represents the sum of the highest and lowest values for all tranches that are used in our valuation process.

(3)
The range represents the highest and lowest loan closing rates used in the IRLC valuation. The range includes the closing ratio for rate locks unclosed at the end of the period, as well as the closing ratio for loans which have settled during the period.

Loans Held for Sale Accounted for under the Fair Value Option
The following table includes information on loans held for sale reported under the fair value option at December 31, 2013 and 2012:

	2013	2012
Fair value carrying amount	$672,371	$1,452,236
Aggregate unpaid principal balance	659,592	1,387,423
Fair value carrying amount less aggregate unpaid principal	$12,779	$64,813

No loans recorded under the fair value option were on nonaccrual status at December 31, 2013 or 2012.
Differences between the fair value carrying amount and the aggregate unpaid principal balance include changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding and premiums or discounts on acquired loans.
The net gain from initial measurement of the above loans and subsequent changes in fair value for loans outstanding were $13,191, $433,620 and $171,160 for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in gain on sale of loans. These amounts exclude the impact from offsetting hedging arrangements which are also included in gain on sale of loans in the consolidated statements of income. An insignificant portion of the change in fair value was attributable to changes in instrument-specific credit risk.
Non-recurring Fair Value Measurements
Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2013 and 2012 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Loss (Gain) Due to Change in Fair Value
2013
Collateral-dependent loans	$—	$—	$907	$907	$248
Other real estate owned (1)	—	—	7,009	7,009	2,008
Mortgage servicing rights (2)	—	—	448,925	448,925	(94,951)
Loans held for sale	—	—	9,123	9,123	424
2012
Collateral-dependent loans	$—	$—	$48,048	$48,048	$6,163
Other real estate owned (1)	—	4,030	26,787	30,817	6,230
Mortgage servicing rights (2)	—	—	320,901	320,901	63,508

(1)
Gains and losses resulting from subsequent measurement of OREO is included in the consolidated statements of income as general and administrative expense. OREO is included in other assets in the consolidated balance sheets.

(2)	The fair value for mortgage servicing rights represents the value of the impaired strata with impairment or recoveries on previous valuation allowances.
The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013 and 2012:

Level 3 Fair Value Measurement	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
2013				Min.		Max.	Weighted Avg.
Collateral-dependent loans	$907	Appraisal Value	Appraisal value	NM	-	NM	N/A	(1)
Other real estate owned	$7,009	Appraisal Value	Appraisal value	NM	-	NM	N/A	(1)
Mortgage servicing rights	$448,925	Discounted cash flow	Prepayment speed	10.93%	-	24.57%	14.28%	(2)
			Discount rate	9.55%	-	9.72%	9.59%	(3)
Loans held for sale	$9,123	Discounted cash flow	Cost of funds	2.81%	-	3.75%	3.45%
			Prepayment rate	4.68%	-	14.78%	7.58%
			Default rate	0.00%	-	2.25%	0.18%
			Weighted average life (in years)	5.05	-	10.74	8.25
			Cumulative loss	0.00%	-	0.61%	0.04%
			Loss severity	0.00%	-	27.20%	19.68%
2012
Collateral-dependent loans	$36,609	Sales comparison approach	Appraisal value adjustment	0.00%	-	47.00%	N/A
Collateral-dependent loans	$11,439	Discounted appraisals	Collateral discounts	5.00%	-	5.00%	N/A
Other real estate owned	$23,359	Sales comparison approach	Appraisal value adjustment	0.00%	-	82.00%	N/A
Other real estate owned	$3,428	Discounted appraisals	Collateral discounts	5.00%		10.00%	N/A
Mortgage servicing rights	$320,901	Discounted cash flow	Prepayment speed	16.50%	-	19.80%	19.25%	(2)
			Discount rate	9.20%	-	9.80%	9.37%	(3)

(1)	NM - Not Meaningful

(2)
The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the strata with recoveries on previous valuation allowances.

(3)	The discount rate range represents the highest and lowest values for the MSR strata with recoveries on previous valuation allowances.
Disclosures about Fair Value of Financial Instruments
The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of December 31, 2013 and 2012. This table excludes financial instruments with a short term or without a stated maturity, prevailing market rates and limited credit risk, and where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	2013
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$107,312	$107,921	$—	$107,921	$—
Loans held for sale (1)	119,011	121,092	—	49,619	71,473
Loans held for investment (2)	12,153,835	12,266,499	—	—	12,266,499
Financial liabilities:
Time deposits	$3,654,179	$3,680,868	$—	$3,680,868	$—
Other borrowings	2,377,000	2,353,858	—	2,353,858	—
Trust preferred securities	103,750	86,220	—	—	86,220

	2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$143,234	$146,709	$—	$143,730	$2,979
Loans held for sale (1)	635,810	658,091	—	642,437	15,654
Loans held for investment (2)	11,589,233	11,716,283	—	—	11,716,283
Financial liabilities:
Time Deposits	$4,123,594	$4,165,065	$—	$4,165,065	$—
Other borrowings (3)	3,050,698	3,085,174	—	3,085,174	—
Trust preferred securities	103,750	78,112	—	—	78,112

(1)	The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.

(2)
The carrying value of loans held for investment is net of the allowance for loan loss of $59,417 and $78,921 as of December 31, 2013 and 2012, respectively. In addition, the carrying values exclude $1,035,199 and $833,754 of lease financing receivables as of December 31, 2013 and 2012, respectively.

(3)	The carrying value of other borrowings excludes $122,323 in repurchase agreements which have remaining maturities of less than one month as of December 31, 2012.
Fair Value Measurement and Disclosure Valuation Methodology
Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not carried at fair value:
Investment Securities — Fair values are derived from quoted market prices and values from third party pricing services for which management understands the methods used to determine fair value and is able to assess the values. The Company also performs an assessment on the pricing of investment securities received from third party pricing services to ensure that the prices represent a reasonable estimate of fair value. The procedures include, but are not limited to, initial and on-going review of pricing methodologies and trends. The Company has the ability to challenge values and discuss its analysis with the third party pricing service provider in order to ensure that investments are recorded or disclosed at the appropriate fair value.
When the level and volume of trading activity for certain securities has significantly declined and/or when the Company believes that third party pricing may be based in part on forced liquidations or distressed sales, the Company analyzes each security for the appropriate valuation methodology based on a combination of the market approach reflecting third party pricing information and a discounted cash flow approach. In calculating the fair value derived from the income approach, the Company makes certain significant assumptions in addition to those discussed above related to the liquidity risk premium, specific non-performance and default experience in the collateral underlying the security. The values resulting from each approach (i.e., market and income approaches) are weighted to derive the final fair value for each security trading in an inactive market. As of December 31, 2013 and 2012, management did not make any adjustments to the prices provided by the third party pricing service as a result of illiquid or inactive markets. In addition, the Company has one corporate security that is valued using the income approach. To determine the price, the Company determines the risk adjusted expected cash flows based on the contract terms including the expected rate of interest (benchmark rate plus applicable spread) and then discounts those cash flows at a market rate of interest inherent in newly issued securities at par. The spread to swap curve is interpolated based on the comparable securities that would be issued in the market on the valuation date. Industry and rating factors are used to determine the comparable securities. This security has been classified as level 3.
Loans Held for Sale — Fair values for loans held for sale valued under the fair value option were derived from quoted market prices or from models using loan characteristics including product type, pricing features and loan maturity dates and economic assumptions including prepayment estimates and discount rates based on prices currently offered in secondary markets for similar loans. Certain conforming residential mortgage loans carried at the lower of cost or market are valued using market observable pricing inputs, which are derived from third party loan sales and securitizations and, therefore, are classified within level 2 of the valuation hierarchy. Fair values for those non-conforming residential mortgage loans and commercial and commercial real estate loans carried at lower of cost or market were derived from models using characteristics of the loans including product type, pricing features and loan maturity dates and economic assumptions including prepayment estimates, discount rates and estimated credit losses and, therefore, are classified within level 3 of the valuation hierarchy. The Company estimates the fair value of loans held for sale utilizing a discounted cash flow approach which includes an evaluation of the collateral and underlying loan characteristics, as well as assumptions to determine the discount rate such as credit loss and prepayment forecasts, and servicing costs. In determining the appropriate discount rate, prepayment and credit assumptions, the Company monitors other capital markets activity for similar collateral being traded and/or interest rates currently being offered for similar products. Discussions related to the fair value of these loans held for sale are held between our internal valuation specialists and executive and business unit management to discuss the key assumptions used in arriving at our estimates. Significant increases (decreases) in any of those assumptions in isolation could result in a significantly lower (higher) fair value measurement.
Loans Held for Investment — Fair value of loans held for investment is derived using a discounted cash flow approach which includes an evaluation of the collateral, and underlying loan characteristics. The valuation model uses loan characteristics which includes product type, maturity dates, credit profile of the loans, and the underlying interest rate of the portfolio. This information is input into the valuation models along with various forecast valuation assumptions including credit loss assumptions, servicing cost (if any), prepayment forecasts, and risk adjusted capital to determine the discount rate. These assumptions are derived from internal and third party databases. Noting the valuation is derived from model-based techniques, the Company includes loans held for investment within level 3 of the valuation hierarchy.
Impaired Loans — At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Fair value is determined primarily by using an income, cost, or market approach and is normally provided through appraisals. Impaired loans carried at fair value generally receive specific allocations within the allowance for loan and lease losses. For collateral-dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. For collateral dependent loans in which a new appraisal is expected in the next quarter, the appraisal is reviewed by an officer and an adjustment is made based on a review of the property, historical changes, and current market rates. Such adjustments are usually significant and typically result in a level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a level 3 fair value classification. Impaired loans are evaluated at least quarterly for additional impairment and adjusted accordingly.
Other Real Estate Owned — Foreclosed assets are carried at the lower of cost or fair value (less estimated costs to sell). Fair value is generally based upon appraisals or independent market prices that are periodically updated subsequent to classification as OREO. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments on commercial properties are usually significant and typically result in a level 3 classification of the inputs for determining fair value. The Company estimates the fair value of collateral-dependent loans and OREO using the sales comparison approach. Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company's valuation services group reviews the assumptions and approaches utilized in the appraisal. To assess the reasonableness of the fair value, the Company's valuation services group compares the assumptions to independent data sources such as recent market data or industry-wide statistics.  For collateral dependent loans in which a new appraisal is expected in the next quarter, the appraisal is reviewed by an officer and an adjustment may be made based on a review of the property, historical property value changes, and current market rates.
Mortgage Servicing Rights — Mortgage servicing rights are evaluated for impairment on a quarterly basis. If the carrying amount of an individual stratum exceeds fair value, impairment is recorded on that stratum so that the servicing asset is carried at fair value. In addition, a third-party valuation is obtained quarterly. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees; miscellaneous income and float; costs of servicing; the cost of carry of advances; foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Mortgage servicing rights do not trade in an active, open market with readily observable prices. Due to the nature of the valuation inputs, mortgage servicing rights are classified within level 3 of the valuation hierarchy. The fair value of mortgage servicing rights is determined by using a discounted cash flow model to calculate the present value of estimated future net servicing income. The assumptions are a combination of market and Company specific data. On a quarterly basis, the portfolio management group compares the Company’s estimated fair value of the mortgage servicing rights to a third-party valuation as part of the valuation process. Discussions are held between executive management and the independent third-party to discuss the key assumptions used by the respective parties in arriving at those estimates.
Time Deposits — The fair value of fixed-rate certificates of deposit is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate continuous yield or pricing curves, and volatility factors. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company considers the impact of its own credit spreads in the valuation of these liabilities. The credit risk is determined by reference to observable credit spreads in the secondary cash market and therefore are classified within level 2 of the valuation hierarchy.
Other Borrowings — For advances that bear interest at a variable rate, the carrying amount is a reasonable estimate of fair value. For fixed-rate advances and repurchase agreements, fair value is estimated using quantitative discounted cash flow models that require the use of interest rate inputs that are currently offered for fixed-rate advances and repurchase agreements of similar remaining maturities. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. For hybrid advances, fair value is obtained from an FHLB proprietary model mathematical approximation of the market value of the underlying hedge. The terms of the hedge are similar to the advances and therefore classified as level 2 within the valuation hierarchy.
Trust Preferred Securities — Fair value is estimated using quantitative models, including discounted cash flow models that require the use of multiple market inputs including interest rates and spreads to generate pricing curves. The majority of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third party pricing services. The Company interpolates its own credit spreads in the valuation of these liabilities. Due to the significance of the credit spread in the valuation inputs, trust preferred securities are classified within level 3 of the valuation hierarchy.
FDIC Clawback Liability — The fair value of the FDIC clawback liability represented the net present value of expected true-up payments due 45 days after the fifth and tenth anniversary of the closing of the Bank of Florida acquisition pursuant to the purchase and assumption agreements between the Company and the FDIC. On the true-up measurement dates, the Company is required to make a true-up payment to the FDIC in an amount equal to 50% of the excess, if any, of (1) 20% of the intrinsic loss estimate (an established figure by the FDIC) less (2) the sum of (a) 25% of the asset discount, (part of the Company’s bid) plus (b) 25% of the cumulative loss share payments plus (c) a 1% servicing fee based on the principal amount of the covered assets over the term (calculated annually based on the average principal amount at the beginning and end of each year and then summed up for a total fee included in the calculation). The liability was discounted using an estimated cost of debt capital, based on an interpolated cost of debt capital of banks with credit quality comparable to the Company’s (using USD US Bank (BBB) BFV Curve index). This liability is considered to be contingent consideration as it requires the return of a portion of the initial consideration in the event contingencies are met. Contingent consideration is re-measured quarterly at fair value with changes reflected in other noninterest income until the contingency is resolved. Due to the nature of the valuation inputs, FDIC clawback liability is classified within level 3 of the valuation hierarchy. The significant unobservable input used in the fair value measurement of the FDIC clawback liability is servicing cost. Significant increases (decreases) in this input in isolation could result in a significantly lower (higher) fair value measurement. The Company estimates the fair value of the FDIC clawback liability using a discounted cash flow model. The Company enters observable and unobservable inputs into the model to arrive at fair value. Changes in the estimate are primarily driven by changes in the interpolated discount rate (an observable input) and changes in servicing cost as a result of changes in projected UPB. The assumptions are reviewed and updated on a quarterly basis by management. Please refer to Note 7 for details regarding the settlement of the FDIC clawback liability and termination of the loss share agreements.
Interest Rate Swaps and Forward Interest Rate Swaps — The fair value of interest rate swaps and forward interest rate swaps are determined by a third party using a derivative valuation model. The inputs used in the valuation model are based on contract terms which primarily include start and end swap dates, swap coupon, interest rate curve and notional amounts, and other standard methodologies which are obtained from similar instruments in active markets and, therefore, are classified within level 2 of the valuation hierarchy. See Note 23 for additional information on fair value and cash flow hedges.
Interest Rate Lock Commitments — Fair values of interest rate lock commitments are derived by using valuation models incorporating current market information or by obtaining market or dealer quotes for instruments with similar characteristics, subject to anticipated loan funding probability or fallout. The significant unobservable inputs used in the fair value measurement of IRLCs is the closing ratio, which represents management's estimate of the percentage of loans currently in a lock position which will ultimately close. The loan closing ratio is largely dependent on the loan processing stage that a loan is currently in and the change in prevailing interest rates from the time of the rate lock through the time the loan closes. The closing ratio is computed by our secondary marketing system using historical data and the ratio is periodically reviewed by the secondary marketing group for reasonableness and therefore IRLCs are classified within level 3 of the valuation hierarchy. Generally, the fair value of an IRLC is positive (negative) if the prevailing interest rate is lower (higher) than the IRLC rate. Therefore, an increase in the loan closing probability (i.e., higher percentage of loans estimated to close) will result in the fair value of the IRLC to increase if in a gain position, or decrease if in a loss position.
Forward Sales Commitments and Optional Forward Sales Commitments — The fair value of forward sales and optional forward sales commitments is determined based upon the difference between the settlement values of the commitments and the quoted market values of the securities, which can be quoted using similar instruments in the active market and therefore are classified within level 2 of the valuation hierarchy.
Foreign Exchange Contracts —Fair values of foreign exchange contracts are based on quoted prices for each foreign currency at the balance sheet date. The quoted prices are for similar instruments and therefore, these contracts are classified as level 2 of the valuation hierarchy.
Options and Options Embedded in Client Deposits—For options and embedded options in client deposits, the fair value is determined by obtaining market or dealer quotes for instruments with similar characteristics in active markets and therefore both options and options embedded in client deposits are classified within level 2 of the valuation hierarchy.
Indemnification Asset —To determine the fair value of the indemnification asset the Company uses a cash flow model to project cash flows for GNMA pool buyouts with and without recourse. The significant unobservable inputs used in the fair value measurement of the indemnification asset are the reinstatement rate, loss severity and duration. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. The reinstatement rate is determined by analyzing historical default activity of similar loans. Loss severity is estimated as the interest rate spread between the note and debenture rate of the government insured loans as well as advance costs that are not reimbursable by the Federal Housing Administration (FHA), which is then extrapolated over the expected duration. Loss severity represents the interest loss severity as a percentage of UPB. Negative loss severity results from the indemnifying party receiving a debenture rate interest from the insuring agency that more than offsets the lower note rate interest payments due from the indemnifying party under the indemnification agreement. As the Company calculates the fair value of the indemnification asset using unobservable inputs the Company classifies the indemnification asset within level 3 of the valuation hierarchy. The Company’s portfolio management group is responsible for analyzing and updating the assumptions and cash flow model of the underlying loans on a quarterly basis, which includes corroboration with historical experience. Counterparty credit risk is taken into account when determining fair value.
See Note 23 for additional information on freestanding derivatives.